Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	MLCO
Entity Registrant Name	MELCO RESORTS & ENTERTAINMENT LTD
Entity Central Index Key	0001381640
Current Fiscal Year End Date	--12-31